Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment, Aging [Abstract]
90+ DPD and still accruing	$ 23,245	$ 22,569
Nonaccrual loans	20,486	21,304
Purchased Credit Impaired Loans	30,968	36,719	41,430	51,705	58,797
Loans	799,574	769,631	757,267	782,770	864,830
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	1,422	2,142
Purchased Credit Impaired Loans	259	399	718	1,911	4,580
Loans	187,759	167,216	151,284	158,352	202,469
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	3,322	4,085
Purchased Credit Impaired Loans	1,970	3,270	2,855	4,137	5,803
Loans	106,340	105,975	99,435	97,527	94,923
Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	1,003	1,890
Purchased Credit Impaired Loans	877	1,745	2,949	5,207	6,462
Loans	16,904	19,382	25,333	36,978	42,861
Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	27	53
Purchased Credit Impaired Loans	0	0
Loans	12,424	13,117	13,094	14,210	15,829
Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	50	47
Purchased Credit Impaired Loans	871	1,353	1,413	1,733	1,859
Loans	37,771	39,760	32,912	29,398	33,882
Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Nonaccrual loans	5,824	8,217
Purchased Credit Impaired Loans	3,977	6,767	7,935	12,988	18,704
Loans	361,198	345,450	322,058	336,465	389,964
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	185,614	163,583
30-89 DPD and still accruing	417	939
90+ DPD and still accruing	47	153
Nonaccrual loans	1,422	2,142
Loans, excluding Purchased Credit Impaired Loans	187,500	166,817
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	100,317	97,410
30-89 DPD and still accruing	503	954
90+ DPD and still accruing	228	256
Nonaccrual loans	3,322	4,085
Loans, excluding Purchased Credit Impaired Loans	104,370	102,705
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	14,861	15,471
30-89 DPD and still accruing	136	187
90+ DPD and still accruing	27	89
Nonaccrual loans	1,003	1,890
Loans, excluding Purchased Credit Impaired Loans	16,027	17,637
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	12,344	12,934
30-89 DPD and still accruing	53	130
90+ DPD and still accruing	0	0
Nonaccrual loans	27	53
Loans, excluding Purchased Credit Impaired Loans	12,424	13,117
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	36,837	38,122
30-89 DPD and still accruing	12	232
90+ DPD and still accruing	1	6
Nonaccrual loans	50	47
Loans, excluding Purchased Credit Impaired Loans	36,900	38,407
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD and still accruing	349,973	327,520
30-89 DPD and still accruing	1,121	2,442
90+ DPD and still accruing	303	504
Nonaccrual loans	5,824	8,217
Loans, excluding Purchased Credit Impaired Loans	$ 357,221	$ 338,683